Provisions (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	May 25, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Guarantee insurance for escrow deposit renewed	R$ 364,100	R$ 600,000
Other Concession Related Legal Proceedings [Member]
IfrsStatementLineItems [Line Items]
Indemnities receivable	R$ 27,539		R$ 27,539